17 Property, Plant and Equipment (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Sao Bento Complex [member] | Wind Power Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.08%	[1]
VR/VC-1	56.04%	[1]
VR/VC-1 (5% Variation)	51.92%	[1]
VR/VC-1 (10% Variation)	47.97%	[1]
Impairment Risk		[1]
Brisa I Complex [member] | Wind Power Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.08%	[2]
VR/VC-1	46.29%	[2]
VR/VC-1 (5% Variation)	42.44%	[2]
VR/VC-1 (10% Variation)	38.76%	[2]
Impairment Risk		[2]
Brisa II Complex [member] | Wind Power Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.08%	[3]
VR/VC-1	50.09%	[3]
VR/VC-1 (5% Variation)	45.45%	[3]
VR/VC-1 (10% Variation)	41.03%	[3]
Impairment Risk		[3]
Bento Miguel Complex [member] | Wind Power Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.08%	[4]
VR/VC-1	5.79%	[4]
VR/VC-1 (5% Variation)	2.35%	[4]
VR/VC-1 (10% Variation)	(0.91%)	[4]
Impairment Risk	R$ 7,254	[4]
Foz Do Areia [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	153.23%
VR/VC-1 (5% Variation)	152.06%
VR/VC-1 (10% Variation)	150.91%
Impairment Risk
Segredo [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	189.54%
VR/VC-1 (5% Variation)	185.33%
VR/VC-1 (10% Variation)	181.21%
Impairment Risk
Caxias [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	138.68%
VR/VC-1 (5% Variation)	134.97%
VR/VC-1 (10% Variation)	131.33%
Impairment Risk
Guaricana [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	27.44%
VR/VC-1 (5% Variation)	26.28%
VR/VC-1 (10% Variation)	25.14%
Impairment Risk
Chamine [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	68.26%
VR/VC-1 (5% Variation)	66.71%
VR/VC-1 (10% Variation)	65.17%
Impairment Risk
Apucaraninha [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	38.39%
VR/VC-1 (5% Variation)	37.10%
VR/VC-1 (10% Variation)	35.82%
Impairment Risk
Chopim I [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	158.47%
VR/VC-1 (5% Variation)	152.77%
VR/VC-1 (10% Variation)	147.25%
Impairment Risk
Maua [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	88.81%
VR/VC-1 (5% Variation)	84.52%
VR/VC-1 (10% Variation)	80.38%
Impairment Risk
Cavernoso [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	754.19%
VR/VC-1 (5% Variation)	740.28%
VR/VC-1 (10% Variation)	726.70%
Impairment Risk
Cavernoso II [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	13.53%
VR/VC-1 (5% Variation)	10.72%
VR/VC-1 (10% Variation)	8.01%
Impairment Risk
Bela Vista [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.70%
VR/VC-1	44.01%
VR/VC-1 (5% Variation)	38.29%
VR/VC-1 (10% Variation)	32.89%
Impairment Risk
Elejor [member] | Hydric Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%
VR/VC-1	67.71%
VR/VC-1 (5% Variation)	65.01%
VR/VC-1 (10% Variation)	59.54%
Impairment Risk

[1]	Contemplates the GE Boa Vista, GE Farol, GE Olho D'Agua e GE Sao Bento do Norte wind farms.
[2]	Contemplates theNova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
[3]	Contemplates theSanta Maria, Santa Helena e Ventos de Santo Uriel wind farms.
[4]	Contemplates Sao Bento do Norte I, Sao Bento do Norte II, Sao Bento do Norte III, Sao Miguel I, Sao Miguel II andGE Sao Miguel III wind farms.